Interim Condensed Consolidated Statements of Income (Loss) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit (loss) [abstract]
Revenue from collaboration and licensing agreements	€ 1,671	€ 8,293
Government financing for research expenditures	3,189	4,052
Revenue and other income	4,860	12,345
Research and development expenses	(20,520)	(29,076)
General and administrative expenses	(9,767)	(9,582)
Operating expenses	(30,287)	(38,657)
Operating income (loss)	(25,427)	(26,313)
Financial income	6,886	3,613
Financial expenses	(2,803)	(2,064)
Net financial income (loss)	4,083	1,549
Net income (loss) before tax	(21,344)	(24,764)
Income tax expense	0	0
Net income (loss)	€ (21,344)	€ (24,764)
Net income (loss) per share :
Weighted average number of shares, basic (in shares)	86,936,945	80,872,369
Weighted average number of shares, diluted (in shares)	86,936,945	80,872,369
Basic income (loss) per share (in EUR per share)	€ (0.25)	€ (0.31)
Diluted income (loss) per share (in EUR per share)	€ (0.25)	€ (0.31)